Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Liabilities

As of June 30, 2025 and 2024, lease liabilities consist of the following:

	As of year ended June 30,
	2025	2024
Operating lease liabilities – current portion	$126,227	$58,919
Operating lease liabilities – non-current portion	147,587	23,763
Total	$273,814	$82,682

Other lease information is as follows:

	As of year ended June 30,
	2025	2024
Weighted-average remaining lease term – operating leases	2.2 years	1.8 years
Weighted-average discount rate – operating leases	5.625%	5%

Schedule of Future Minimum Payments Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2025:

June 30, 2025
Year ending June 30, 2026	$138,266
Year ending June 30, 2027	122,545
Thereafter	30,636
Total undiscounted lease obligations	291,447
Less: imputed interest	(17,633)
Lease liabilities recognized in the consolidated balance sheet	$273,814